Quarterly Report
September 30, 2019
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 101.5%
Aerospace – 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$5,985,000	$6,172,031
Asset-Backed & Securitized – 20.9%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$5,498,308
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	6,242,239	6,239,062
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.55% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	4,010,000	3,974,082
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.949% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	1,750,000	1,731,037
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.377% (LIBOR - 1mo. + 2.35%), 8/15/2027 (n)	1,494,500	1,497,301
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 3.177% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,727,214
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.527% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	6,995,000	7,016,859
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 3.577% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,574,318
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 3.927% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	2,246,705
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.627% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,378,540
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 3.627% (LIBOR - 1mo. + 1.6%), 8/15/2032 (n)	2,312,000	2,325,364
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 2.877% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	4,223,121	4,210,492
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.277% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	3,929,321	3,935,527
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.727% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,668,091	1,686,426
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.127% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	2,255,000	2,257,521
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 3.277% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	2,030,000	2,033,770
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.127% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,465,000	1,465,826
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 3.027% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	4,524,957	4,524,957
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.377% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,395,309
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.816% (LIBOR - 1mo. + 1.55%), 9/15/2036 (z)	8,289,572	8,299,897
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	113,892	11
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	65,196	64,677
BDS Ltd., 2019-FL4, “A”, FLR, 3.128% (LIBOR - 1mo. + 1.10%), 8/15/2036 (z)	5,165,000	5,166,617
Bear Stearns Cos., Inc., “A2”, FLR, 2.468% (LIBOR - 1mo. + 0.45%), 12/25/2042	419,511	409,778
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	9,521,000	10,498,115
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	3,295,000	3,295,000
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	7,872,526	7,949,748
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,849,158
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	3,740,555	3,739,407
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	4,204,419	4,250,072
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,336,600
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	8,015,234
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	5,904,000	6,507,690
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,038,043
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,728,372
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,120,358
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	13,888,074
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (z)	2,302,000	2,325,307
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,856,662
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.703% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,124,278
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	10,770,000	10,712,445
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	1,153,447	1,154,200
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (z)	3,392,000	3,442,247
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.174% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	2,090,000	2,089,977
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 3.724% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	2,753,500	2,760,340
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 4.005% (LIBOR - 3mo. + 1.85%), 6/20/2027 (n)	1,145,000	1,138,017
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,643,848
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,962,076
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,726,074
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.396% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	6,199,500	6,199,333
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026 (z)	6,486,273	6,480,922
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.558% (LIBOR - 3mo. + 1.4%), 11/15/2026 (z)	2,878,803	2,875,864
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.597% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	14,876,000	14,890,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	$3,932,000	$3,934,728
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.147%, 6/15/2037 (n)	3,782,500	3,784,864
Granite Point Mortgage Trust, Inc., FLR, 2.944% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,770,368	2,768,637
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,374,107
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.999% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	6,545,000	6,452,094
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.477% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	875,015
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.677% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	1,800,000	1,800,602
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.377% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	595,000	598,719
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 2.724% (LIBOR-1mo. + 0.7%), 3/17/2037 (n)	9,659,956	9,540,328
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 2.874% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,295,763	1,296,403
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,773,419
JPMorgan Chase Commercial Mortgage Securities Corp., 5.925%, 7/15/2042 (n)(q)	34,046	23,204
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	8,078,279
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	180,664	185,594
JPMorgan Mortgage Trust, “A1”, 3.867%, 10/25/2033	117,043	120,291
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.024% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	5,210,494
Lehman Brothers Commercial Conduit Mortgage Trust, 1.115%, 2/18/2030 (i)	3,114	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.527% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,911,136
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.577% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,353,148
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.977% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	1,524,500	1,530,199
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.627% (LIBOR - 1mo. + 1.6%), 4/15/2034 (z)	2,082,000	2,087,184
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.477% (LIBOR - 1mo. + 2.45%), 5/15/2036 (z)	1,121,500	1,124,331
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.397% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,618,000	1,619,037
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,000,000	2,986,137
Merrill Lynch Mortgage Investors, Inc., “A”, 4.226%, 5/25/2036	248,683	254,362
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.128%, 4/25/2035	165,002	163,561
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,120,661
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.658% (LIBOR - 1mo. + 0.64%), 5/25/2024 (z)	6,175,000	6,186,670
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.553% (LIBOR - 3mo. + 1.25%), 1/15/2028 (z)	4,360,000	4,315,031
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	3,250,000	3,293,055
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.653% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	6,280,000	6,222,695
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.027% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,654,249
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.027% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,774,319
Preferred Term Securities XIX Ltd., CDO, FLR, 2.468% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	250,168	227,653
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.475% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	5,825,355	5,822,197
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	26,363	25,871
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (z)	3,222,000	3,266,602
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.527% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	3,381,750	3,383,842
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.766% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	6,750,828	6,665,272
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	2,145,766	2,381,001
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	7,729,133	7,952,140
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	14,140,004
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.649% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,126,828
West CLO Ltd., 2014-1A, “CR”, FLR, 5.299% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,680,107
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026 (z)	5,112,331	5,085,747
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.003% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	975,000	960,724
		$428,388,476
Automotive – 0.7%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$6,375,000	$6,542,344
General Motors Co., 4.875%, 10/02/2023	4,291,000	4,602,972
Volkswagen Group of America, Inc., 3.2%, 9/26/2026 (z)	3,881,000	3,911,226
		$15,056,542
Broadcasting – 0.8%
Fox Corp., 4.709%, 1/25/2029 (n)	$8,554,000	$9,770,726
Netflix, Inc., 4.875%, 4/15/2028	6,890,000	7,010,231
		$16,780,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$2,607,000	$2,736,838
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,670,119
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,794,810
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	3,417,000	3,743,142
Raymond James Financial, Inc., 4.95%, 7/15/2046	8,066,000	9,637,309
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,817,742
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	3,186,143
		$30,586,103
Building – 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,912,606
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,432,305
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,854,620
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,622,673
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,724,350
Standard Industries, Inc., 6%, 10/15/2025 (n)	2,645,000	2,773,177
		$26,319,731
Business Services – 1.0%
Equinix, Inc., 5.375%, 5/15/2027	$6,006,000	$6,475,219
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	8,118,784
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,507,000	1,827,987
Fiserv, Inc., 3.5%, 7/01/2029	3,911,000	4,114,831
		$20,536,821
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$580,000	$593,050
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,420,228
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,560,000	6,903,744
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	7,020,000	7,370,017
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,661,642
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	401,125
Videotron Ltd., 5%, 7/15/2022	4,605,000	4,846,763
		$32,196,569
Computer Software – 0.9%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$10,112,000	$11,024,650
Microsoft Corp., 4.1%, 2/06/2037	5,836,000	6,921,428
		$17,946,078
Computer Software - Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,801,165
Conglomerates – 0.9%
United Technologies Corp., 4.125%, 11/16/2028	$2,100,000	$2,375,910
United Technologies Corp., 4.05%, 5/04/2047	5,638,000	6,477,906
Wabtec Corp., 4.95%, 9/15/2028	7,993,000	8,813,734
		$17,667,550
Consumer Products – 1.0%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$7,087,329
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	13,919,824
		$21,007,153
Consumer Services – 0.6%
Priceline Group, Inc., 2.75%, 3/15/2023	$1,728,000	$1,768,958
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,847,827
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,574,900
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	6,221,000	3,881,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	$2,145,000	$1,177,130
		$12,250,182
Containers – 0.6%
ARD Finance S.A., 7.125%, 9/15/2023	$5,245,000	$5,402,350
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	6,980,000	7,302,825
		$12,705,175
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$8,969,000	$9,006,850
Broadcom, Inc., 3.625%, 10/15/2024 (z)	8,720,000	8,866,005
Broadcom, Inc., 4.75%, 4/15/2029 (n)	3,794,000	4,010,909
		$21,883,764
Emerging Market Quasi-Sovereign – 1.3%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	$5,930,000	$6,540,079
Saudi Arabian Oil Co., 3.5%, 4/16/2029 (z)	5,389,000	5,622,893
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 2.75%, 5/04/2022 (n)	15,191,000	15,307,638
		$27,470,610
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$5,806,514
Entertainment – 0.4%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$7,151,000	$7,401,285
Financial Institutions – 0.7%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	$5,845,000	$6,258,826
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,754,000	4,876,178
GE Capital International Funding Co., 4.418%, 11/15/2035	3,160,000	3,306,999
		$14,442,003
Food & Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$3,064,000	$3,656,047
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,562,562
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,702,000	3,415,759
Conagra Brands, Inc., 4.6%, 11/01/2025	4,150,000	4,563,826
		$14,198,194
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,705,569
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,486,153
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,415,000	3,469,184
		$10,660,906
Industrial – 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$5,245,000	$5,428,575
Insurance – 1.0%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$5,075,750
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,447,192
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	3,163,782
Lincoln National Corp., 3.8%, 3/01/2028	1,785,000	1,887,307
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,944,235
		$20,518,266
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$8,997,000	$9,089,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$7,099,339
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,516,012
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,369,000	5,808,075
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	6,063,000	6,042,046
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (z)	2,900,000	3,367,793
Marsh & McLennan Cos., Inc., 4.375%, 3/15/2029	1,962,000	2,219,015
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,949,000	7,834,668
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	1,063,229
		$41,950,177
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$3,121,606
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$1,275,740
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,385,000	3,488,284
		$4,764,024
Major Banks – 5.7%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,411,820
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	8,747,902
Bank of America Corp., 4.443%, 1/20/2048	6,670,000	7,912,930
Bank of America Corp., 6.1%, 12/29/2049	8,260,000	9,024,050
Bank of America Corp., 5.875%, 12/31/2059	6,088,000	6,575,040
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,004,000	4,454,450
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,499,000	3,838,532
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,112,637
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,355,000	3,523,649
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	6,374,000	6,628,808
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,417,191
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	999,024
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	387,262
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,455,000	2,595,030
JPMorgan Chase & Co., 4.005%, 4/23/2029	11,547,000	12,612,041
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,743,000	5,256,655
Lloyds Bank PLC, 3.75%, 1/11/2027	5,639,000	5,848,133
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,975,972
PNC Bank N.A., 3.1%, 10/25/2027	8,157,000	8,597,883
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,224,658
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,122,774
Wells Fargo & Co., 3.069%, 1/24/2023	4,635,000	4,720,029
		$116,986,470
Medical & Health Technology & Services – 2.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (z)	$901,000	$908,404
Catholic Health Initiatives, 2.95%, 11/01/2022	6,666,000	6,785,041
Cigna Corp., 3.75%, 7/15/2023	9,040,000	9,466,474
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	4,211,060
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	6,639,799
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,369,503
HCA, Inc., 5.625%, 9/01/2028	7,640,000	8,513,252
HCA, Inc., 4.125%, 6/15/2029	4,743,000	4,973,915
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,803,682
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,645,412
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,986,790
		$54,303,332

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.6%
Abbott Laboratories, 3.4%, 11/30/2023	$2,684,000	$2,814,870
Abbott Laboratories, 4.9%, 11/30/2046	5,863,000	7,563,504
Boston Scientific Corp., 4%, 3/01/2029	2,000,000	2,210,615
		$12,588,989
Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$5,570,000	$5,291,500
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,926,063
Novelis Corp., 5.875%, 9/30/2026 (n)	5,245,000	5,500,432
Vale Overseas Ltd., 6.25%, 8/10/2026	4,758,000	5,483,595
		$19,201,590
Midstream – 2.4%
Enbridge, Inc., 4.25%, 12/01/2026	$7,802,000	$8,534,541
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	9,017,802
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,745,934
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	3,181,008
ONEOK, Inc., 5.2%, 7/15/2048	5,276,000	5,862,058
Plains All American Pipeline, 3.55%, 12/15/2029	3,000,000	2,932,599
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	6,073,520
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	3,012,439
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	6,555,000	6,946,333
		$48,306,234
Mortgage-Backed – 25.8%
Fannie Mae, 5.5%, 3/01/2020 - 4/01/2040	$8,400,302	$9,443,125
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	6,260,893	6,896,932
Fannie Mae, 5.19%, 9/01/2020	134,212	135,719
Fannie Mae, 3.416%, 10/01/2020	439,970	445,947
Fannie Mae, 2.14%, 5/01/2021	878,211	879,082
Fannie Mae, 3.89%, 7/01/2021	1,086,275	1,114,127
Fannie Mae, 2.56%, 10/01/2021	775,565	782,721
Fannie Mae, 2.64%, 11/01/2021	1,142,314	1,156,715
Fannie Mae, 2.75%, 3/01/2022	1,084,416	1,107,430
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	2,127,297	2,430,294
Fannie Mae, 2.525%, 10/01/2022	1,734,942	1,761,942
Fannie Mae, 2.68%, 3/01/2023	1,668,699	1,707,291
Fannie Mae, 2.41%, 5/01/2023	1,944,825	1,974,780
Fannie Mae, 2.55%, 5/01/2023	996,462	1,016,444
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	23,377,689	25,323,339
Fannie Mae, 4%, 3/01/2025 - 1/01/2047	42,220,281	45,101,028
Fannie Mae, 3.5%, 5/25/2025 - 12/01/2046	31,374,561	32,694,467
Fannie Mae, 2.672%, 12/25/2026	6,265,000	6,469,253
Fannie Mae, 3.95%, 1/01/2027	345,540	385,765
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	24,344,483	25,003,283
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	4,590	5,219
Fannie Mae, 3.25%, 5/25/2040	383,371	399,454
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	972,540	965,247
Fannie Mae, TBA, 3%, 10/01/2034 - 11/01/2034	16,874,000	17,244,464
Fannie Mae, TBA, 2.5%, 11/01/2034	11,950,000	12,049,661
Fannie Mae, TBA, 3.5%, 11/18/2034 - 10/25/2049	13,575,000	13,973,133
Fannie Mae, TBA, 5%, 11/01/2049	1,225,000	1,312,903
Federal Home Loan Bank, 5%, 7/01/2035	1,744,838	1,928,226
Freddie Mac, 1.869%, 11/25/2019	1,783,617	1,780,768
Freddie Mac, 4.251%, 1/25/2020	590,952	591,914
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	2,438,151	2,692,273
Freddie Mac, 3.034%, 10/25/2020	2,546,497	2,562,096
Freddie Mac, 5.5%, 11/01/2020 - 1/01/2038	378,170	426,764
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,503,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.32%, 2/25/2023	$3,956,000	$4,120,468
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,545,089
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,383,978
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,529,299
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,354,203
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,871,243
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,323,542
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,890,296
Freddie Mac, 4%, 7/01/2025 - 5/01/2049	11,332,695	11,852,646
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,854,097	6,340,212
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,766,174
Freddie Mac, 2.673%, 3/25/2026	4,000,000	4,149,076
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,571,483
Freddie Mac, 3.5%, 10/01/2027 - 10/25/2058	45,639,129	47,604,956
Freddie Mac, 3%, 6/15/2028 - 9/01/2048	34,142,260	35,080,095
Freddie Mac, 1.089%, 7/25/2029 (i)	4,057,011	372,695
Freddie Mac, 2.5%, 11/01/2031	205,489	207,478
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	106,470	120,370
Ginnie Mae, 2.5%, 7/20/2032	500,000	502,221
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,003,220	2,258,255
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	239,442	272,963
Ginnie Mae, 4.5%, 4/15/2039 - 5/20/2049	13,103,187	14,181,513
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	19,192,621	20,078,686
Ginnie Mae, 3.5%, 11/15/2040 - 8/20/2049	38,103,957	39,604,304
Ginnie Mae, 3%, 11/20/2044 - 1/20/2048	31,430,621	32,323,257
Ginnie Mae, TBA, 3%, 10/01/2049 - 11/01/2049	18,100,000	18,561,571
Ginnie Mae, TBA, 3.5%, 11/01/2049	8,050,000	8,335,366
Ginnie Mae, TBA, 4%, 11/01/2049	7,225,000	7,510,472
Ginnie Mae, TBA, 4.5%, 11/01/2049	1,675,000	1,748,781
		$528,725,950
Municipals – 2.8%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$910,000	$943,861
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	8,850,000	9,095,941
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	8,019,000	10,243,471
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	13,215,000	12,210,792
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,385,264
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	4,107,285
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	3,022,954
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,411,088
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	8,475,567
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,576,807
		$56,473,030
Natural Gas - Distribution – 0.9%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$9,626,906
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	8,200,000	8,289,655
		$17,916,561
Network & Telecom – 0.2%
AT&T, Inc., 5.25%, 3/01/2037	$3,281,000	$3,861,456
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$4,350,000	$4,674,975
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	3,052,281
		$7,727,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.5%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,791,688
Capital One Financial Corp., 3.75%, 3/09/2027	3,516,000	3,690,732
Capital One Financial Corp., 3.8%, 1/31/2028	2,363,000	2,492,934
Compass Bank, 2.875%, 6/29/2022	10,895,000	11,041,942
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	6,131,207
Macquarie Bank Ltd./London, 6.125% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (z)	5,003,000	5,034,269
		$31,182,772
Pharmaceuticals – 0.8%
Actavis Funding SCS, 3.8%, 3/15/2025	$9,371,000	$9,812,645
Elanco Animal Health, Inc., 4.272%, 8/28/2023	3,654,000	3,835,897
Elanco Animal Health, Inc., 4.9%, 8/28/2028	2,914,000	3,181,093
		$16,829,635
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$3,235,339
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,581,857
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$3,390,000	$3,551,025
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$4,811,000	$5,000,121
Retailers – 0.6%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$8,195,438
Dollar Tree, Inc., 4.2%, 5/15/2028	4,440,000	4,770,891
		$12,966,329
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$12,655,080
American Tower Corp., REIT, 3.8%, 8/15/2029	1,564,000	1,669,266
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,265,869
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,564,890
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,550,380
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,058,577
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	4,254,077
		$27,018,139
Tobacco – 1.1%
Altria Group, Inc., 4.8%, 2/14/2029	$1,814,000	$1,987,107
B.A.T Capital Corp., 3.222%, 8/15/2024	12,134,000	12,266,856
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	8,004,129
		$22,258,092
Transportation - Services – 0.6%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,714,080
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,986,000	9,892,487
		$11,606,567
U.S. Government Agencies and Equivalents – 1.7%
Small Business Administration, 4.93%, 1/01/2024	$5,009	$5,216
Small Business Administration, 4.34%, 3/01/2024	11,828	12,214
Small Business Administration, 4.99%, 9/01/2024	8,357	8,733
Small Business Administration, 4.86%, 1/01/2025	20,099	21,027
Small Business Administration, 4.625%, 2/01/2025	21,682	22,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 4/01/2025	$12,862	$13,507
Small Business Administration, 4.43%, 5/01/2029	282,654	298,591
Small Business Administration, 3.21%, 9/01/2030	3,353,196	3,476,329
Small Business Administration, 3.25%, 11/01/2030	339,898	356,530
Small Business Administration, 2.85%, 9/01/2031	701,277	726,205
Small Business Administration, 2.37%, 8/01/2032	536,648	540,293
Small Business Administration, 2.13%, 1/01/2033	2,181,417	2,175,931
Small Business Administration, 2.21%, 2/01/2033	623,784	623,055
Small Business Administration, 2.22%, 3/01/2033	2,124,852	2,125,161
Small Business Administration, 2.08%, 4/01/2033	3,626,267	3,603,880
Small Business Administration, 2.45%, 6/01/2033	3,837,011	3,866,164
Small Business Administration, 3.15%, 7/01/2033	5,686,018	5,900,385
Small Business Administration, 3.16%, 8/01/2033	5,416,098	5,624,857
Small Business Administration, 3.62%, 9/01/2033	5,185,862	5,499,408
		$34,900,212
U.S. Treasury Obligations – 7.1%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,258,543
U.S. Treasury Bonds, 4.375%, 2/15/2038	7,523,000	10,432,579
U.S. Treasury Bonds, 3.5%, 2/15/2039	9,738,000	12,198,366
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	325,121
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	595,801
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	52,691,000	60,411,467
U.S. Treasury Bonds, 3%, 11/15/2045	7,735,000	9,123,976
U.S. Treasury Bonds, 2.875%, 11/15/2046	15,330,000	17,738,487
U.S. Treasury Bonds, 3%, 2/15/2048	27,923,000	33,153,109
		$146,237,449
Utilities - Electric Power – 2.3%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$2,654,742
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,187,960
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	14,976,370
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	6,000,000	6,143,774
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,214,409
Firstenergy Corp., 4.85%, 7/15/2047	8,703,000	10,405,387
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,124,052
		$46,706,694
Total Bonds		$2,080,315,523
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.09% (v)	16,760,314	$16,760,314
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – December 2019 @ $65	Put	Goldman Sachs International	$104,180,327	$ 102,000,000	$133,456
Other Assets, Less Liabilities – (2.3)%	(47,474,491)
Net Assets – 100.0%	$2,049,734,802
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,760,314 and $2,080,448,979, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $415,827,320, representing 20.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Alcon Finance Corp., 2.75%, 9/23/2026	9/16/19	$896,580	$908,404
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.55% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	4,010,000	3,974,082
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.949% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	1,750,000	1,731,037
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.527% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/14/19	6,995,000	7,016,859
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.727% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	1,673,640	1,686,426
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.127% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	1,465,000	1,465,826
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 3.816% (LIBOR - 1mo. + 1.55%), 9/15/2036	9/13/19	8,289,572	8,299,897
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	11	11
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	65,196	64,677
BDS Ltd., 2019-FL4, “A”, FLR, 3.128% (LIBOR - 1mo. + 1.10%), 8/15/2036	7/17/19	5,165,000	5,166,617
Broadcom, Inc., 3.625%, 10/15/2024	3/29/19	8,657,298	8,866,005
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/19	3,295,000	3,295,000
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023	4/10/19	2,301,999	2,325,307
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	10,770,000	10,712,445
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025	5/07/19	3,391,436	3,442,247
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 2.948% (LIBOR - 3mo. + 0.79%), 11/15/2026	4/02/19	6,474,094	6,480,922
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.558% (LIBOR - 3mo. + 1.4%), 11/15/2026	4/25/19	2,874,439	2,875,864
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.999% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	6,545,000	6,452,094
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.677% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	1,800,000	1,800,602
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.377% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	595,000	598,719
Liberty Mutual Group, Inc., 4.85%, 8/01/2044	4/27/16	2,791,230	3,367,793
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.977% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/23/19	1,524,500	1,530,199
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.627% (LIBOR - 1mo. + 1.6%), 4/15/2034	5/23/19	2,082,000	2,087,184
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.477% (LIBOR - 1mo. + 2.45%), 5/15/2036	5/07/19	1,121,500	1,124,331
Macquarie Bank Ltd./London, 6.125% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165	3/01/17-2/05/18	5,138,564	5,034,269
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.658% (LIBOR - 1mo. + 0.64%), 5/25/2024	6/10/19	6,175,000	6,186,670
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.553% (LIBOR - 3mo. + 1.25%), 1/15/2028	3/21/19	4,306,413	4,315,031
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.653% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	6,280,000	6,222,695
Preferred Term Securities XIX Ltd., CDO, FLR, 2.468% (LIBOR - 3mo. + 0.35%), 12/22/2035	3/28/11	182,549	227,653
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023	4/10/19	3,221,847	3,266,602
Saudi Arabian Oil Co., 3.5%, 4/16/2029	4/09/19	5,363,925	5,622,893
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.527% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	3,381,750	3,383,842
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.766% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	6,750,828	6,665,272
Volkswagen Group of America, Inc., 3.2%, 9/26/2026	9/19/19	3,878,598	3,911,226
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026	6/19/19	5,112,331	5,085,747
Total Restricted Securities			$135,194,448
% of Net assets			6.6%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	40,943,175	JPY	4,420,000,000	Merrill Lynch International	10/15/2019	$30,020
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	613	$87,295,031	December – 2019	$1,466,090
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,011	$217,870,500	December – 2019	$(501,169)
U.S. Treasury Note 5 yr	Long	USD	350	41,701,953	December – 2019	(307,485)
U.S. Treasury Ultra Bond	Long	USD	170	32,624,063	December – 2019	(731,990)
						$(1,540,644)
At September 30, 2019, the fund had liquid securities with an aggregate value of $1,131,615 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$181,137,661	$—	$181,137,661
Non-U.S. Sovereign Debt	—	30,592,216	—	30,592,216
Municipal Bonds	—	56,473,030	—	56,473,030
U.S. Corporate Bonds	—	675,652,707	—	675,652,707
Residential Mortgage-Backed Securities	—	540,536,546	—	540,536,546
Commercial Mortgage-Backed Securities	—	237,622,685	—	237,622,685
Asset-Backed Securities (including CDOs)	—	178,955,196	—	178,955,196
Foreign Bonds	—	179,478,938	—	179,478,938
Mutual Funds	16,760,314	—	—	16,760,314
Total	$16,760,314	$2,080,448,979	$—	$2,097,209,293
Other Financial Instruments
Futures Contracts - Assets	$1,466,090	$—	$—	$1,466,090
Futures Contracts - Liabilities	(1,540,644)	—	—	(1,540,644)
Forward Foreign Currency Exchange Contracts - Assets	—	30,020	—	30,020
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,161,922	$474,681,996	$461,089,325	$5,582	$139	$16,760,314
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$855,583	$—